LEASES, Restoration Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of Restoration Provision [Abstract]
Restoration provision, beginning balance	$ 1,363	$ 1,343	$ 0
Recognition through asset acquisition			1,343
Change in provision	0	0	0
Exchange adjustments	(2)	20
Restoration provision, ending balance	$ 1,361	$ 1,363	$ 1,343